Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 809	$ 1,255
Restricted cash	409	104
Marketable securities	121	124
Accounts receivable, net	272	295
Short-term amounts due from related parties	181	217
Other current assets	247	257
Total current assets	2,039	2,252
Non-current assets
Investment in associated companies	1,615	1,473
Newbuildings	249	248
Drilling units	12,531	13,216
Deferred tax assets	8	10
Equipment	35	29
Long-term amounts due from related parties	565	547
Assets held for sale		126
Other non-current assets	3	81
Total non-current assets	15,006	15,730
Total assets	17,045	17,982
Current liabilities
Debt due within one year	90	509
Trade accounts payable	96	72
Short-term amounts due to related parties	4	10
Other current liabilities	229	268
Total current liabilities	419	859
Liabilities subject to compromise	9,050	9,191
Non-current liabilities
Long-term debt	856	485
Long-term debt due to related parties	294	314
Deferred tax liabilities	105	107
Other non-current liabilities	57	67
Total non-current liabilities	1,312	973
Commitments and contingencies (see Note 25)
Redeemable non-controlling interest	25
Equity
Common shares of par value US$2.00 per share: 800,000,000 shares authorized 504,518,940 outstanding at June 30, 2018 (December 31, 2017, 504,518,940)	1,008	1,008
Additional paid in capital	3,316	3,313
Contributed surplus	1,956	1,956
Accumulated other comprehensive income	41	58
Retained (loss) earnings	(146)	225
Total shareholders' equity	6,175	6,560
Non-controlling interest	64	399
Total equity	6,239	6,959
Total liabilities, redeemable non-controlling interest and equity	$ 17,045	$ 17,982